Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
6.
CASH AND CASH EQUIVALENTS

	December 31,	December 31,
	2022	2023
Cash in hand	$256	$648
Cash in banks	26,456,482	21,251,410
Money market fund	30,445,339	—
	$56,902,077	$21,252,058

Cash and cash equivalents consist of cash, short-term deposits and money market fund in prior year. In February 2022, the Company engaged an asset management bank to obtain better returns on the Company’s cash pursuant to Company’s Investment Policy which is designed to permit the Company to earn an attractive rate and return on its investments while limiting the risk, conserve capital and maintain liquidity. On March 29, 2023, the Company gave notice of termination with the asset management bank and transferred all the money market fund to cash in banks. Subsequently, this money market fund has been liquidated on November 22, 2023.

The Company classified all highly liquid investments with stated maturities of three months or less from date of purchase as cash equivalents as they were subject to an insignificant risk of changes in value. The money market fund was highly liquid and invested in quality short-term money market instruments and was readily convertible to a known amount of cash that was subject to an insignificant risk of change. The Company discloses gains arising from such investments as cash flows arising from investing activities in the cash flow statement consistently.